United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-3984

                      (Investment Company Act File Number)


                      Federated International Series, Inc.

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/05


                 Date of Reporting Period: Quarter ended 8/31/05







Item 1.           Schedule of Investments




FEDERATED INTERNATIONAL BOND FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

        Foreign                                                                                               Value in
       Currency                                                                                             U.S. Dollars
     Par Amount or
       Principal                                                                        Credit
        Amount                                                                          Rating

                         BONDS--97.4%

                         AUSTRALIAN DOLLAR--3.3%
                         State/Provincial--3.3%
       4,025,000         New South Wales, State of, Local Gov't. Guarantee, 6.50%,
                         5/1/2006                                                     AAA / Aaa        $      3,058,324
       4,100,000         New South Wales, State of, Local Gov't. Guarantee,
                         (Series 12RG), 6.00%, 5/1/2012                               AAA / Aaa               3,211,174
                              TOTAL AUSTRALIAN DOLLAR                                                         6,269,498

                         BRITISH POUND--9.5%
                         Retailers--1.0%
       1,000,000         Wal-Mart Stores, Inc., 4.75%, 1/29/2013                       AA / Aa2               1,830,050
                         Sovereign--7.7%
       2,450,000         U.K. Treasury, Gilt, 4.50%, 3/7/2007                         AAA / Aaa               4,442,990
       3,300,000         United Kingdom, Government of, Bond, 5.00%, 3/7/2008         AAA / Aaa               6,079,616
       2,100,000         United Kingdom, Government of, Treasury Bill, 5.00%,
                         3/7/2012                                                     AAA / Aaa               3,977,151
                              TOTAL                                                                          14,499,757
                         Telecommunications & Cellular--0.8%
        800,000          France Telecommunications, Unsub., (Series MTN1), 7.00%,     BB+ / Baa2
                         11/10/2005                                                   B                        1,447,455
                              TOTAL BRITISH POUND                                                            17,777,262

                         CANADIAN DOLLAR--6.0%
                         Sovereign--6.0%
       4,600,000         Canada, Government of, 5.00%, 6/1/2014                       AAA / Aaa               4,240,890
       7,450,000         Canada, Government of, 5.25%, 6/1/2012                       AAA / Aaa               6,900,531
                              TOTAL CANADIAN DOLLAR                                                          11,141,421

                         EURO--34.2%
                         Automotive--0.7%
       1,200,000         General Motors Corp., Bond, (Series EMTN), 8.375%,
                         7/5/2033                                                      BB / Ba2               1,243,051
                         Banking--2.5%
        700,000          Danske Bank A/S, (Series EMTN), 4.10%, 3/16/2018              A / Aa2                 905,474
       1,500,000         Hypovereinsbank LUX, 3.866%, 12/18/2008                       BBB / Baa2              1,903,105
       1,200,000         Landesbank Schleswig-Holstein, Note, 7.4075%, 6/29/2049       A / A3                1,811,836
                              TOTAL                                                                           4,620,415
                         Beverage & Tobacco--1.5%
       2,200,000         Coca-Cola HBC Finance PLC, Company Guarantee, (Series
                         EMTN), 5.25%, 6/27/2006                                       A / A3                2,776,022
                         Cable & Wireless Television--1.0%
       1,475,000         Hellenic Telecommunication Organization SA, Company
                         Guarantee, (Series REGS), 6.125%, 2/7/2007                    A- / A2                1,911,966
                         Finance - Automotive--1.3%
       2,000,000         General Motors Acceptance Corp., Note, (Series EMTN),
                         5.75%, 2/14/2006                                             BB / Baa2               2,492,320
                         Industrial Products & Equipment--2.2%
        3,200,000        Tyco International Group SA, Company Guarantee, 6.125%,
                         4/4/2007                                                     BBB / Baa3              4,165,563
                         Insurance--0.5%
        700,000          Allianz Finance BV, Sub., (Series XW), 4.375%, 2/28/2049       A / A2                 876,716
                         Oil & Gas--1.0%
       1,400,000         Pemex Project Funding Master, (Series REGS), 7.75%,          BB- / Baa1
                         8/2/2007                                                     B                        1,889,448
                         Sovereign--15.3%
       4,000,000         Bundesrepublic Deutschland, 4.00%, 1/4/2037                  AAA / Aaa               5,308,857
       1,500,000         Bundesschatzanweisungen, Note, 2.50%, 3/23/2007              AAA / Aaa               1,858,877
       1,000,000         Finland, Government of, Sr. Unsub., 4.25%, 7/4/2015          AAA / Aaa               1,357,193
       1,900,000         France, Government of, 4.75%, 4/25/2035                      AAA / Aaa               2,821,897
       1,800,000         France, Government of, Bond, 4.00%, 4/25/2055                AAA / Aaa               2,400,755
       2,275,000         France, Government of, Bond, 4.25%, 4/25/2019                AAA / Aaa               3,089,136
       1,150,000         France, Government of, Bond, 4.75%, 10/25/2012               AAA / Aaa               1,592,944
       2,500,000         Germany, Government of, 4.75%, 7/4/2028                      AAA / Aaa               3,641,956
       1,105,000         Germany, Government of, Bond, 5.50%, 1/4/2031                AAA / Aaa               1,795,915
       3,200,000         Spain, Government of, Bond, 5.50%, 7/30/2017                 AAA / Aaa               4,819,254
                              TOTAL                                                                          28,686,784
                         Supranational--0.2%
        310,000          Corp Andina De Fomento, Unsub., 6.375%, 6/18/2009              A / A2                 430,100
                         Telecommunications & Cellular--8.0%
       1,500,000         Deutsche Telekom AG, Company Guarantee, 6.625%, 7/11/2011     A- / A3                2,197,805
       3,200,000         Deutsche Telekom International Finance BV, Company
                         Guarantee, 6.375%, 7/11/2006                                  A- / A3                4,066,077
       2,500,000         MMO2 PLC, Sr. Unsub., (Series EMTN), 6.375%, 1/25/2007      BBB- / Baa2              3,247,869
       1,000,000         Royal KPN NV, Conv. Sub., (Series 4-1), 3.50%, 11/24/2005   BBB+ / Baa2              1,236,784
       3,300,000         Telekomunikacja Polska S.A. Eurofinance BV, Company
                         Guarantee, (Series EMTN), 6.625%, 3/1/2006                   BBB / Baa2              4,155,076
                              TOTAL                                                                          14,903,611
                              TOTAL EURO                                                                     63,995,996

                         FRENCH FRANC--1.5%
                         Finance - Automotive--1.5%
      14,500,000         Ford Motor Credit Co., Note, 6.75%, 3/13/2006                 BB+ / A3               2,768,346

                         JAPANESE YEN--35.7%
                         Banking--15.9%
      535,000,000        Bank Nederlandse Gemeenten, Sr. Unsub., 0.80%, 9/22/2008     AAA / Aaa               4,916,210
      290,000,000        Cie Financement Foncier, Collateral Trust, (Series EMTN),
                         0.60%, 3/23/2010                                             AAA / Aaa               2,631,719
      460,000,000        DePfa ACS Bank, Collateral Trust, 0.75%, 9/22/2008           AAA / Aaa               4,220,788
      120,000,000        DePfa ACS Bank, (Series EMTN), 1.65%, 12/20/2016             AAA / Aaa               1,100,696
      580,000,000        KFW International Finance, 1.75%, 3/23/2010                  AAA / Aaa               5,542,985
      145,000,000        Landwirtschaftliche Rentenbank, Foreign Gov't. Guarantee,
                         (Series EMTN), 1.375%, 4/25/2013                             AAA / Aaa               1,343,433
      555,000,000        OEK Oest. Kontrollbank, Gilt, 1.80%, 3/22/2010               AAA / Aaa               5,316,347
      500,000,000        Pfandbriefstelle der Oesterreichischen Landes &
                         Hypothekenbanken, Sr. Unsub., (Series EMTN), 1.60%,
                         2/15/2011                                                    AAA / Aaa               4,747,945
                              TOTAL                                                                          29,820,123
                         Finance--2.6%
      175,000,000        General Electric Capital Corp., (Series EMTN), 1.40%,
                         11/2/2006                                                    AAA / Aaa               1,605,972
      360,000,000        General Electric Capital Corp., Sr. Unsub., 0.10%,
                         12/20/2005                                                   AAA / Aaa               3,252,375
                              TOTAL                                                                           4,858,347
                         Financial Intermediaries--2.6%
      500,000,000        Eksportfinans, Bond, 1.80%, 6/21/2010                        AA+ / Aaa               4,784,082
                         Pharmaceutical--1.5%
      300,000,000        Pfizer, Inc., Bond, (Series INTL), 0.80%, 3/18/2008          AAA / Aaa               2,738,185
                         Sovereign--8.2%
      417,000,000        Italy, Government of, 0.65%, 3/20/2009                       AA- / Aa2               3,813,616
      400,000,000        Italy, Government of, Bond, 1.80%, 2/23/2010                 AA- / Aa2               3,827,265
      450,000,000        Japan, Government of, Bond, 0.50%, 6/20/2013                  AA- / A2               3,893,884
      425,000,000        Japan, Government of, Bond, 0.80%, 3/20/2013                  AA- / Aa               3,780,192
                              TOTAL                                                                          15,314,957
                         State/Provincial--2.0%
      400,000,000        Ontario, Province of, Note, (Series EMTN), 1.875%,
                         1/25/2010                                                     AA / Aa2               3,838,468
                         Supranational--2.9%
      563,000,000        Inter-American Development Bank, 1.90%, 7/8/2009             AAA / Aaa               5,387,893
                              TOTAL JAPANESE YEN                                                             66,742,055

                         MEXICAN PESO--1.1%
                         Sovereign--1.1%
      24,000,000         Mexico, Government of, Bond, 8.00%, 12/19/2013                A / Baa1               2,104,324

                         NEW ZEALAND DOLLAR--0.9%
                         State/Provincial--0.9%
       2,500,000         Ontario, Province of, (Series GMTN), 6.25%, 6/16/2015         AA / Aa2               1,731,725

                         SWEDISH KRONA--4.0%
                         Sovereign--4.0%
       8,000,000         Sweden, Government of, Bond, 5.25%, 3/15/2011                AAA / Aaa               1,197,276
      42,350,000         Sweden, Government of, Deb., 6.50%, 5/5/2008                 AAA / Aaa               6,214,035
                              TOTAL SWEDISH KRONA                                                             7,411,311

                         SWISS FRANC--1.2%
                         Brokerage--1.2%
       2,700,000         Credit Suisse First Boston (Europe) Ltd., London, Jr.
                         Sub. Note, 4.375%, 7/29/2049                                  A- / A1                2,261,662
                              TOTAL BONDS (IDENTIFIED COST $178,890,454)                                     182,203,600

                         REPURCHASE AGREEMENT--0.9%
 $     1,736,000         Interest in $1,500,000,000 joint repurchase agreement
                         3.61%, dated 8/31/2005 under which Bank of America N.A.
                         will repurchase a U.S. Government Agency security with a
                         maturity of 7/1/2035 for $1,500,150,417 on 9/1/2005. The
                         market value of the underlying security at the end of the
                         period was $1,530,000,000 (AT AMORTIZED COST)                                        1,736,000
                              TOTAL INVESTMENTS--98.3%
                         ==========================================================
                              (IDENTIFIED COST $180,626,454)(1)                                              183,939,600
                              OTHER ASSETS AND LIABILITIES - NET -1.7%                                        3,153,247
                              TOTAL NET ASSETS -100%                                                   $     187,092,847

================================================================================
        1 At August 31, 2005, the cost of investments for federal tax purposes was $181,974,591. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $1,965,009. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,291,245 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,326,236.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed-income and listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.




FEDERATED INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

                                                                                                              Value in
         Shares                                                                                             U.S. Dollars

                           COMMON STOCKS--99.9%
                           Brazil--1.2%
        66,100             Petroleo Brasileiro SA, ADR                                                 $      3,634,839
                           Canada--2.2%
        344,800            Placer Dome, Inc.                                                                  5,040,976
        33,400             Talisman Energy, Inc.                                                              1,630,538
                                TOTAL                                                                         6,671,514
                           Finland--1.9%
        365,300            Nokia Oyj                                                                          5,751,486
                           France--8.7%
        226,500            AXA                                                                                6,058,700
        40,400             BNP Paribas SA                                                                     2,956,415
        107,900            France Telecommunications                                                          3,261,776
        109,400            Sanofi-Aventis                                                                     9,388,574
        73,200             Technip SA                                                                         4,221,909
          400              Total SA, Class B                                                                   105,387
                                TOTAL                                                                        25,992,761
                           Germany, Federal Republic Of--7.6%
        38,000             Allianz AG                                                                         4,935,198
        58,500             Bayerische Motoren Werke AG                                                        2,645,038
        57,400             Metro AG                                                                           2,915,651
        15,000             SAP AG                                                                             2,551,750
        47,000             Schering AG                                                                        2,978,816
        85,200             Siemens AG                                                                         6,472,827
                                TOTAL                                                                        22,499,280
                           Greece--1.1%
        158,700            Hellenic Telecommunication Organization SA                                         3,285,350
                           Hong Kong--1.2%
        32,500             China Mobile (Hong Kong) Ltd.                                                       141,312
        351,000            Sun Hung Kai Properties                                                            3,557,390
                                TOTAL                                                                         3,698,702
                           Hungary--1.0%
        560,400            Magyar Telekom                                                                     2,840,075
                           Italy--1.3%
        308,000            Bulgari SPA                                                                        3,562,953
        23,500             Enel SpA                                                                            209,051
                                TOTAL                                                                         3,772,004
                           Japan--25.8%
        73,700             Advantest Corp.                                                                    5,799,001
        84,900             Itoen Ltd.                                                                         4,310,667
        150,600            Japan Synth Rubber                                                                 3,388,338
          207              Japan Tobacco, Inc.                                                                2,998,466
          841              Mitsubishi Tokyo Financial Group, Inc.                                             8,656,365
         1,873             Mizuho Financial Group, Inc.                                                      10,469,346
         1,027             Nippon Telegraph & Telephone Corp.                                                 4,469,186
        27,500             SMC Corp.                                                                          3,418,021
        355,000            Sharp Corp.                                                                        5,373,337
        423,000            Sumitomo Chemical Co.                                                              2,364,927
        18,000             Sumitomo Electric Industries                                                        222,506
        119,200            Takeda Pharmaceutical Co. Ltd.                                                     6,459,005
        158,800            Terumo Corp.                                                                       4,569,343
        68,000             Tokyo Electron Ltd.                                                                3,871,497
        945,000            Toshiba Corp.                                                                      3,749,899
        110,800            Toyota Motor Corp.                                                                 4,536,247
          360        (1)    UFJ Holdings, Inc.                                                                2,261,764
                                TOTAL                                                                        76,917,915
                           Luxembourg--0.1%
        14,300       (1)    Millicom International Cellular S. A., ADR                                         274,703
                           Mexico--2.1%
        48,900             Fomento Economico Mexicano, SA de C.V., ADR                                        3,350,628
        45,300       (1)   Grupo Televisa S.A., GDR                                                           2,844,840
                                TOTAL                                                                         6,195,468
                           Netherlands--5.6%
        192,800            ABN AMRO Holdings NV                                                               4,639,760
        213,000      (1)    ASM Lithography Holding NV                                                        3,587,211
        157,600            ING Groep N.V.                                                                     4,605,541
        11,800             Philips Electronics NV                                                              310,780
        132,000            TNT NV                                                                             3,398,194
                                TOTAL                                                                        16,541,486
                           Spain--1.6%
        26,300             Banco Santander Central Hispano, S.A.                                               322,570
        152,100            Repsol YPF SA                                                                      4,507,025
                                TOTAL                                                                         4,829,595
                           Switzerland--9.2%
        18,900             Nestle SA                                                                          5,316,346
        236,500            Novartis AG                                                                       11,508,187
        77,225             Roche Holding AG                                                                  10,709,991
                                TOTAL                                                                        27,534,524
                           Taiwan, Province Of China--1.1%
       5,325,931           Nanya Technology Corp.                                                             3,301,937
                           Thailand--0.1%
       1,476,600           Krung Thai Bank PLC                                                                 345,644
                           United Kingdom--28.0%
       2,092,600           ARM Holdings PLC                                                                   4,356,357
        75,900       (1)    Amdocs Ltd.                                                                       2,227,665
        401,300            Amvescap PLC                                                                       2,656,427
        278,300            BAE Systems PLC                                                                    1,647,221
        403,700            BP PLC                                                                             4,600,603
         2,100             BP PLC, ADR                                                                         143,598
        114,300            British American Tobacco PLC                                                       2,306,695
        459,700            Capita Group PLC                                                                   3,031,907
        590,400            Diageo PLC                                                                         8,468,664
        267,739            GlaxoSmithKline PLC                                                                6,501,772
       2,062,260           Hays PLC                                                                           4,897,086
       2,044,820           ITV PLC                                                                            4,294,896
        186,926            InterContinental Hotels Group PLC                                                  2,517,107
        329,900            Lloyds TSB Group PLC                                                               2,719,306
        29,000             Reed Elsevier PLC                                                                   273,296
        119,730            Rio Tinto PLC                                                                      4,263,519
        216,347            Royal Bank of Scotland PLC, Edinburgh                                              6,324,697
        145,300      (1)    Royal Dutch Shell PLC                                                             4,739,544
        177,700            Smiths Industries                                                                  2,917,139
       5,222,030           Vodafone Group PLC                                                                14,353,868
                                TOTAL                                                                        83,241,367
                           United States--0.1%
         3,200       (1)    NTL, Inc.                                                                          204,416
                                TOTAL INVESTMENTS--99.9%
                           ===================================================================
                                 (IDENTIFIED COST $268,073,808)(2)                                           297,533,066
                                OTHER ASSETS AND LIABILITIES - NET -0.1%                                       284,978
                                TOTAL NET ASSETS -100%                                                 $     297,818,044

================================================================================

        1  Non-income producing security.
        2 The cost of investments for federal tax purposes amounts to $268,073,808. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $29,459,258. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,190,632 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,731,374.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.

The following acronyms are used throughout this portfolio:

ADR               --American Depositary Receipt
GDR               --Global Depository Receipt


INSERT PORTFOLIO

Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated International Series, Inc.

By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer
                                        (insert name and title)

Date              October 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue
                      J. Christopher Donahue, Principal Executive Officer


Date              October 21, 2005


By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer


Date              October 21, 2005